CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities		$ 2,429
$75 million 3.23% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.23%	3.23%
€223 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 223
€269 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 269
$190 million 2.97% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 190
Interest rate	2.97%	2.97%
$75 million 3.46% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75,000
Interest rate	3.46%	3.46%
$50 million 3.15% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted | €	€ 50
Interest rate	3.15%	3.15%
$265 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 265
$105 million 3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 105,000
Interest rate	3.26%	3.26%
$100 million 3.89% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 100
Interest rate	3.89%	3.89%
$1.0 billion syndicated, revolving credit facility
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 1,000
$305 million 3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 305
Interest rate	3.36%	3.36%
$25 million Floating Rate Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 25
$75 million 3.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 75
Interest rate	3.99%	3.99%
$140 million 2.83% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 140
Interest rate	2.83%	2.83%
$60 million 2.90% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 60
Interest rate	2.90%	2.90%
$100 million 2.97% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 100
Interest rate	2.97%	2.97%
$95 million 2.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 95
Interest rate	2.99%	2.99%
$155 million 3.09% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted		$ 155
Interest rate	3.09%	3.09%